EXPLORATION AND EVALUATION ASSETS (Tables)	12 Months Ended
Jun. 30, 2020
EXPLORATION AND EVALUATION ASSETS [Abstract]
Exploration and Evaluation Assets
Piedmont Lithium Project (1) US$
2020
Carrying amount at July 1, 2019	2,265,121
Additions (2)	5,455,836
Carrying amount at June 30, 2020 (3)	7,720,957

2019
Carrying amount at July 1, 2018	742,017
Additions (2)	1,523,104
Carrying amount at June 30, 2019 (3)	2,265,121

Notes:

(1)
At June 30, 2020, the Piedmont Lithium Project comprised approximately 2,126 acres (June 30, 2019: approximately 2,207 acres) of surface property and associated mineral rights in North Carolina, United States, of which approximately 391 acres are owned, approximately 79 acres are subject to lease-to-own agreements, and approximately 1,656 acres are subject to exclusive option agreements, which upon exercise, allows the Group to purchase or, in some cases long-term lease, the surface property and associated mineral rights. For those properties under option, no liability has been recorded for the consideration payable to landowners if the Group chooses to exercise its option (refer to Note 20 for further details of contingent liabilities).

(2)
During the year ended June 30, 2020, the Group made land acquisition payments and land option payments totalling US$5,455,836 (2019: US$1,523,104) to landowners which have been treated as acquisition costs and capitalised as ‘exploration and evaluation assets’.  The acquisitions during the 2020 year were settled through a combination of cash payments of US$2,747,784 (2019: US$1,523,104) and vendor financed loans and borrowings of US$2,708,052 (2019: nil). Refer to Note 10(a) for further information on loans and borrowings.

(3)	The ultimate recoupment of costs carried forward for exploration and evaluation is dependent on the successful development and commercial exploitation or sale of the respective areas of interest.